OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
Other Assets, Noncurrent Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 11 – OTHER CURRENT ASSETS

As of December 31, 2025, other current assets included a three-year fixed deposit in the amount of RMB 27,400,000, or $3,930,826, in Minsheng Bank, from June 9, 2023, to June 9, 2026, as well as interest receivable, with an annual interest rate of 3.2%, in the amount of $313,312 on the deposit. Early withdrawal before the expiry date is not allowed. The Company pledged this fixed deposit and all accrued interest income as collateral to secure bank loan for Zhejiang Rayak Technology   Co. Ltd., a related party of the Company.

On June 9, 2026, the fixed deposit matured and was fully settled along with the accrued interest. Concurrently with the repayment and settlement of the underlying bank loan, the pledge on the fixed deposit and related interest was fully released. As of June 30, 2026, the balance of this fixed deposit was $nil, and the Company had no further collateral obligations or encumbrances associated with this facility.